Provisions - Movement in the Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	€ 458
Net defined benefit liability (asset) at end of period	385	€ 458
Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	1,086	3,239
Translation differences	2	(331)
Current service cost	17	20
Interest cost	57	62
Actuarial losses and gains	(154)	(40)
Benefits paid	(45)	(46)
Plan curtailments	(22)
Transfers		(1,820)
Other movements	19	2
Net defined benefit liability (asset) at end of period	960	1,086
United Kingdom | Operating segments | Pension defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at end of period	(40)
United Kingdom | Operating segments | Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	0	1,858
Translation differences	0	(38)
Current service cost	0	0
Interest cost	0	0
Actuarial losses and gains	0	0
Benefits paid	0	0
Plan curtailments	0
Transfers		(1,820)
Other movements	0	0
Net defined benefit liability (asset) at end of period	0	0
United Kingdom | Operating segments | Present value of obligation | Pension defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	1,858
Translation differences	(101)
Interest cost	36
Actuarial losses and gains	234
Benefits paid	(48)
Net defined benefit liability (asset) at end of period	1,979	1,858
Germany | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	255
Net defined benefit liability (asset) at end of period	223	255
Germany | Operating segments | Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	350	304
Translation differences	0	0
Current service cost	10	10
Interest cost	2	3
Actuarial losses and gains	(36)	37
Benefits paid	(4)	(4)
Plan curtailments	0
Transfers		0
Other movements	0	0
Net defined benefit liability (asset) at end of period	322	350
Brazil | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	123
Net defined benefit liability (asset) at end of period	88	123
Brazil | Operating segments | Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	643	982
Translation differences	5	(280)
Current service cost	4	5
Interest cost	48	55
Actuarial losses and gains	(115)	(81)
Benefits paid	(36)	(38)
Plan curtailments	0
Transfers		0
Other movements	0	0
Net defined benefit liability (asset) at end of period	549	643
Hispam | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	74
Net defined benefit liability (asset) at end of period	67	74
Hispam | Operating segments | Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	74	78
Translation differences	(4)	(12)
Current service cost	2	4
Interest cost	7	4
Actuarial losses and gains	(4)	4
Benefits paid	(4)	(3)
Plan curtailments	(22)
Transfers		0
Other movements	18	(1)
Net defined benefit liability (asset) at end of period	67	74
Others | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	6
Net defined benefit liability (asset) at end of period	7	6
Others | Operating segments | Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	19	17
Translation differences	1	(1)
Current service cost	1	1
Interest cost	0	0
Actuarial losses and gains	1	0
Benefits paid	(1)	(1)
Plan curtailments	0
Transfers		0
Other movements	1	3
Net defined benefit liability (asset) at end of period	€ 22	€ 19